UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            March 31, 2000
    ----------------------------  ------------------------   ----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:              12,294,437

 Form 13F Information Table Value Total:             $ 308.7410

 List of Other Included Managers:                         N/A

     NONE

                               INFORMATION TABLE




Name of Reporting Manager:                          Croft-Leominster, Inc.
Filing for Quarter-Ending:                             December 31, 1999

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                               SOLE
ITEM 7: Voting Authority:                                    NONE



                                                                   VALUE     SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
    --------------                 --------------     -----      --------    -------    --- ---- ------- -------- ---- ------ ----

------------------------------------------------------------------------------------------------------------------------------------

AMFM, Inc.                                 COM       001693100    $ 0.2954      3775               SOLE                       3775
A T & T Corp                               COM       001957109    $ 2.1956     43210               SOLE                      43210
AXA Financial, Inc                         COM       002451102    $ 0.5559     16350               SOLE                      16350
Aetna Inc                                  COM       008117103    $ 0.4649      8330               SOLE                       8330
Agrium Inc.                                COM       008916108    $ 0.8128    103211               SOLE                     103211
Aluminum Co of America                     COM       013817101    $ 0.2936      3537               SOLE                       3537
Alliance World Dollar Gvt II               COM       01879R106    $ 0.1787     21500               SOLE                      21500
Allmerica Financial Corp                   COM       019754100    $ 3.1067     55850               SOLE                      55850
Allstate Corp                              COM       020002101    $ 0.4744     19715               SOLE                      19715
Alpine Group, Inc.                         COM       020825105    $ 1.0668     82859               SOLE                      82859
America Online Inc                         COM       02364j104    $ 0.4914      6476               SOLE                       6476
American Home Products Corp                COM       026609107    $ 3.8963     99269               SOLE                      99269
Anadarko Petroleum Corp                    COM       032511107    $ 1.1282     33060               SOLE                      33060
Apache Corp                                COM       037411105    $ 0.8560     23175               SOLE                      23175
Armstrong World Industries Inc             COM       042476101    $ 0.2415      7235               SOLE                       7235
Asia Tigers Fund Inc                       COM       04516T105    $ 0.6622     64600               SOLE                      64600
Astoria Financial Corp                     COM       046265104    $ 1.0618     34885               SOLE                      34885
Aviaton Sales Corp                         COM       053672101    $ 0.4274     25900               SOLE                      25900
Bank United Corp. - Cl A                  CL A       065412108    $ 1.1791     43270               SOLE                      43270
BankAtlantic Bancorp, Inc.                CL A       065908501    $ 0.1319     31970               SOLE                      31970
Bellwether Exploration Co                COM NEW     079895207    $ 0.7749    161009               SOLE                     161009
Benton Oil & Gas Co                        COM       083288100    $ 0.0213     11000               SOLE                      11000
Bethlehem Steel $5.00 cv. pfd           PFD CV $5    087509303    $ 0.3818      8300               SOLE                       8300
Black and Decker                           COM       091797100    $ 1.7316     33140               SOLE                      33140
Blackrock Invt Quality Muni                COM       09247D105    $ 0.2215     17200               SOLE                      17200
Boise Cascade Corp                         COM       097383103    $ 8.3302    205685               SOLE                     205685
Bowater Inc                                COM       102183100    $ 0.2743      5050               SOLE                       5050
Brown & Sharpe Manufacturing C            CL A       115223109    $ 0.0973     45800               SOLE                      45800
Burlington Resources Inc                   COM       122014103    $ 0.8242     24930               SOLE                      24930
CBS Inc                                    COM       12490k107    $ 23.9998   375363               SOLE                     375363
CK Witco Corporation                       COM       12562c108    $ 1.0861     81200               SOLE                      81200
Capital One Financial Corp                 COM       14040h105    $ 8.3247    172757               SOLE                     172757
Central European Equity Fund I             COM       153436100    $ 1.2428     86082               SOLE                      86082
Chubb Corporation                          COM       171232101    $ 0.2825      5017               SOLE                       5017
Citigroup, Inc.                            COM       172967101    $ 16.8416   302431               SOLE                     302431
Clear Channel Communications,              COM       184502102    $ 0.3981      4460               SOLE                       4460
Coca-Cola Co                               COM       191216100    $ 0.5415      9296               SOLE                       9296
Colonial Invest Grd Muni Tr            SH BEN INT    195768106    $ 0.1696     20100               SOLE                      20100
Comcast Corp. Special CL A              CL A SPL     200300200    $ 0.3443      6810               SOLE                       6810
Compuware Corp                             COM       205638109    $ 0.4787     12850               SOLE                      12850
Comstock Resources Inc                   COM NEW     205768203    $ 1.1103    386205               SOLE                     386205
Convergys Corp                             COM       212485106    $ 0.2923      9507               SOLE                       9507
Corning Inc                                COM       219350105    $ 0.2933      2275               SOLE                       2275
Countrywide Credit Ind Inc                 COM       222372104    $ 0.3223     12765               SOLE                      12765
DII Group Inc.                             COM       232949107    $ 2.7016     38068               SOLE                      38068
Dell Computer Corp                         COM       247025109    $ 0.9802     19220               SOLE                      19220
Dime Bancorp Inc                           COM       25429q102    $ 0.9048     59823               SOLE                      59823
Dow Chemical Co                            COM       260543103    $ 0.2405      1800               SOLE                       1800
Dreyfus Strategic Municipals I             COM       261932107    $ 0.1440     19200               SOLE                      19200
Dreyfus Strategic Muni Bond Fu             COM       26202F107    $ 0.2552     34600               SOLE                      34600
Edison International                       COM       281020107    $ 0.3846     14685               SOLE                      14685
Equity Oil Co                              COM       294749106    $ 0.8534    758600               SOLE                     758600
Federal-Mogul Corp                         COM       313549107    $ 5.5604    276295               SOLE                     276295
First Australia Prime Income F             COM       318653102    $ 0.2081     41100               SOLE                      41100
First Cash Financial Services,             COM       31942d107    $ 0.2054     24900               SOLE                      24900
First Security Corporation                 COM       336294103    $ 0.5106     20000               SOLE                      20000
First Union Corp                           COM       337358105    $ 1.8603     56479               SOLE                      56479
Foster Wheeler Corp                        COM       350244109    $ 0.4029     45400               SOLE                      45400
Foundation Health Services, In             COM       350404109    $ 1.4911    150050               SOLE                     150050
Fox Entertainment Group                   CL A       35138T107    $ 0.2718     10900               SOLE                      10900
Franklin Resources Inc                     COM       354613101    $ 3.9102    121955               SOLE                     121955
Freeport McMoran Copper & Gold            CL B       35671D857    $ 0.2148     10167               SOLE                      10167
GTE Corp                                   COM       362320103    $ 1.2313     17450               SOLE                      17450
Gaylord Container Corporation             CL A       368145108    $ 0.2527     37100               SOLE                      37100
General Electric Co                        COM       369604103    $ 0.8155      5270               SOLE                       5270
Gothic Energy Corp                         COM       383482106    $ 0.0150    100100               SOLE                     100100
M.A. Hanna Company                         COM       410522106    $ 0.2647     24200               SOLE                      24200
Hartford Financial Services Gr             COM       416515104    $ 6.1231    129248               SOLE                     129248
Hibernia Corp Class A                     CL A       428656102    $ 0.7937     74700               SOLE                      74700
Highlands Insurance Group                  COM       431032101    $ 0.9912    105030               SOLE                     105030
Honeywell Intl Inc                         COM       438516106    $ 0.4075      7064               SOLE                       7064
Hugoton Royalty Trust                 UNIT BEN INT   444717102    $ 0.1073     13200               SOLE                      13200
Insured Municipal Income Fund              COM       45809F104    $ 0.3006     26000               SOLE                      26000
MSDW Insured Municipal Trust           INSD MUN TR   61745P866    $ 0.1468     11567               SOLE                      11567
Int'l Business Machines Corp.              COM       459200101    $ 0.6768      6274               SOLE                       6274
International Paper Co                     COM       460146103    $ 0.6664     11807               SOLE                      11807
IONA Technologies PLC                 SPONSORED ADR  46206p109    $ 0.5066      9295               SOLE                       9295
Jardine Fleming India Fund                 COM       471112102    $ 0.4477     37700               SOLE                      37700
K mart Corp                                COM       482584109    $ 0.2133     21200               SOLE                      21200
Kansas City Southern Inds                  COM       485170104    $ 17.2850   231625               SOLE                     231625
Kennametal, Inc.                           COM       489170100    $ 1.7329     51535               SOLE                      51535
Kinder Morgan Energy Partners        UT LTD PARTNER  494550106    $ 0.5380     13326               SOLE                      13326
Koninklije Philips Electronics        SPON ADR NEW   500472204    $ 9.9367     73605               SOLE                      73605
Lucent Technologies Inc                    COM       549463107    $ 2.0892     27856               SOLE                      27856
Lyondell Chemical Company                  COM       552078107    $ 0.7013     55000               SOLE                      55000
MCI Worldcom Inc.                          COM       55268B106    $ 9.5969    180861               SOLE                     180861
Magnum Hunter Resources WTS           WT EXP 070102  55972f120    $ 0.0073     38768               SOLE                      38768
Magnum Hunter Resources Inc          COM PAR $0.002  55972F203    $ 0.3344    116300               SOLE                     116300
Mallon Resources Corp                    COM NEW     561240201    $ 0.1045     17600               SOLE                      17600
Marsh & McLennan Cos                       COM       571748102    $ 0.2252      2354               SOLE                       2354
Maytag Corp                                COM       578592107    $ 1.2636     26325               SOLE                      26325
McKesson HBOC, Inc                         COM       58155Q103    $ 0.4475     19890               SOLE                      19890
MediaOne Group Inc.                        COM       58440J104    $ 0.4593      5980               SOLE                       5980
Mellon Financial Corp.                     COM       58551A108    $ 6.7916    199385               SOLE                     199385
Merck & Co                                 COM       589331107    $ 0.3675      5470               SOLE                       5470
Meridian Resource Corp                     COM       58977Q109    $ 2.4713    806968               SOLE                     806968
Metris Companies, Inc.                     COM       591598107    $ 0.2034      5700               SOLE                       5700
Microsoft Corp.                            COM       594918104    $ 2.5994     22265               SOLE                      22265
Micron Technology                          COM       595112103    $ 0.2216      2850               SOLE                       2850
Monsanto Co                                COM       611662107    $ 0.3845     10850               SOLE                      10850
Morgan Stanley Asia-Pacific FD             COM       61744U106    $ 0.5686     48136               SOLE                      48136
Morgan Stanley India Invt FD               COM       61745C105    $ 0.4653     28200               SOLE                      28200
NL Industries Inc                        COM NEW     629156407    $ 0.7320     48600               SOLE                      48600
Newell Rubbermaid Co.                      COM       651229106    $ 0.6694     23082               SOLE                      23082
News Corp LTD ADR                        ADR NEW     652487703    $ 0.7038     18400               SOLE                      18400
NEXTEL Communications                     CL A       65332V103    $ 0.7219      7000               SOLE                       7000
Niagra Mohawk Holdings                     COM       653520106    $ 1.1282     80950               SOLE                      80950
Northpoint Communications                  COM       666610100    $ 0.4147     17280               SOLE                      17280
NOVA Corp.                                 COM       669784100    $ 1.0853     34385               SOLE                      34385
Oak Industries Inc                       COM NEW     671400505    $ 3.7563     35395               SOLE                      35395
Oracle Corp                                COM       68389x105    $ 1.3619     12153               SOLE                      12153
Owens-Corning                              COM       69073F103    $ 2.5261    130800               SOLE                     130800
Panaco Inc                                 COM       698106101    $ 0.2367    688700               SOLE                     688700
Pepsi Bottling Group, Inc.                 COM       713409100    $ 1.4318     86450               SOLE                      86450
PepsiCo, Inc                               COM       713448108    $ 3.0473     86449               SOLE                      86449
Potash Corp of Saskatchewan                COM       73755L107    $ 0.2187      4538               SOLE                       4538
Potomac Electric Power Co.                 COM       737679100    $ 0.2300     10028               SOLE                      10028
Provident Bankshares Corp.                 COM       743859100    $ 1.4502     83768               SOLE                      83768
PSINet, Inc                                COM       74437C101    $ 0.5435      8802               SOLE                       8802
Putnam Inv Grade Muni Tr III           SH BEN INT    746807106    $ 0.2177     21500               SOLE                      21500
Qwest Communications Intl Inc.             COM       749121109    $ 6.0068    139694               SOLE                     139694
Reliance Group Holdings                    COM       759464100    $ 0.7155    108000               SOLE                     108000
SBC Communications Inc                     COM       78387G103    $ 0.4241      8699               SOLE                       8699
SLI, Inc.                                  COM       78442T108    $ 0.4218     31100               SOLE                      31100
SPX Corp                                   COM       784635104    $ 24.4268   302265               SOLE                     302265
Safeway Inc.                             COM NEW     786514208    $ 0.2222      6215               SOLE                       6215
St. Paul Cos                               COM       792860108    $ 0.4659     13829               SOLE                      13829
Salomon Bros Worldwide Income              COM       79548T109    $ 0.3135     30400               SOLE                      30400
Santa Fe Snyder Corp.                      COM       80218k105    $ 4.8474    605930               SOLE                     605930
Seagram Co. LTD ACES cvt             PFD ADJ CV SEC  811850205    $ 0.7133     15850               SOLE                      15850
Smith Barney Intmed Muni Fd                COM       831802103    $ 0.1114     13300               SOLE                      13300
Smith Barney Municipal Fd                  COM       831902101    $ 0.1654     13300               SOLE                      13300
Smurfit-Stone Container Corp               COM       832727101    $ 19.8110   808613               SOLE                     808613
Starwood Hotels & Resorts Worl         PAIRED CTF    85590A203    $ 2.2737     96754               SOLE                      96754
Summit Bancorp.                            COM       866005101    $ 0.5762     18815               SOLE                      18815
Templeton Emerging Mkts Inc Fd             COM       880192109    $ 0.3191     34265               SOLE                      34265
Terex Corporation                          COM       880779103    $ 4.2208    152100               SOLE                     152100
Texas Industries, Inc.                     COM       882491103    $ 0.5086     11950               SOLE                      11950
Titan Exploration, Inc.                    COM       888289105    $ 0.6134    112800               SOLE                     112800
Town & Country Trust                   SH BEN INT    892081100    $ 0.2372     13225               SOLE                      13225
Travelers Property Casualty Co            CL A       893939108    $ 0.2997      8750               SOLE                       8750
Tyco International Ltd                     COM       902124106    $ 4.2619    109280               SOLE                     109280
Union Pacific Resources Group              COM       907834105    $ 1.0570     82905               SOLE                      82905
United Dominion Inds Ltd                   COM       909914103    $ 0.9072     45500               SOLE                      45500
U.S. West, Inc.                            COM       91273H101    $ 2.2808     31678               SOLE                      31678
UnumProvident Corp                         COM       91529y106    $ 0.7398     23075               SOLE                      23075
Van Kampen Merr Value Mun Tr               COM       921132106    $ 0.1296     10800               SOLE                      10800
Varian Inc.                                COM       922206107    $ 1.2553     55790               SOLE                      55790
Varian Semiconductor Equipment             COM       922207105    $ 0.7801     22945               SOLE                      22945
Varian Medical Systems, Inc.               COM       92220p105    $ 0.4376     14680               SOLE                      14680
Viad Corp                                  COM       92552R109    $ 2.7195     97561               SOLE                      97561
Warner Lambert Co                          COM       934488107    $ 6.4396     78591               SOLE                      78591
Washington Mutual, Inc.                    COM       939322103    $ 6.8618    265190               SOLE                     265190
Waste Management, Inc.                     COM       94106L109    $ 1.2247     71255               SOLE                      71255
Westwood One Inc                           COM       961815107    $ 0.5035      6625               SOLE                       6625
Whitman Corp.                              COM       96647r107    $ 0.3642     27100               SOLE                      27100
Williams Cos Inc.                          COM       969457100    $ 4.3573    142570               SOLE                     142570
Zions Bancorporation                       COM       989701107    $ 0.3285      5550               SOLE                       5550
Ace Ltd                                    ORD       G0070k103    $ 2.3406    140260               SOLE                     140260
PartnerRe Ltd                              COM       G6852T105    $ 1.5909     49044               SOLE                      49044
Triton Energy Ltd                          ORD       G90751101    $ 0.2310     11200               SOLE                      11200
                                                                 ----------   ------
                                                                 $ 308.741 12,294,437

